Reconciliation Between Total Income Tax Expense and Amount Computed by Applying Statutory Income Tax Rate to Income Before Taxes (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
PRC enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions	3.30%	(4.60%)	4.40%
Expenses not deductible for tax purposes
Entertainment expenses	0.20%	0.10%	0.10%
Other expenses	0.10%	(0.80%)	(1.80%)
Tax exemptions granted to the group			(1.30%)
Reduced tax rate impact	(10.40%)	(10.80%)	(15.70%)
Deferred tax effect due to tax rate change	(1.10%)	1.40%	(1.50%)
Tax true-up	(0.10%)	(0.20%)	(0.30%)
Effective tax rate	17.00%	10.10%	8.90%